Note 4 - Collaborative Arrangements (Detail)	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Oct. 12, 2007 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Oct. 12, 2007 Milestone Payment Upon Approval From FDA [Member] USD ($)	Dec. 31, 2012 Milestone Payment Upon Transfer Of NDA [Member] USD ($)	Dec. 31, 2012 Sales of Defibrotide [Member] EUR (€)	Oct. 12, 2007 Sigma-Tau [Member] USD ($)	Dec. 31, 2012 Sigma-Tau [Member] USD ($)
Collaborative ArrangementsAndNoncollaborativeArrangement Transactions License Expiration Term		8 years
Collaborative Arrangement Transactions Payments Received	$ 11,350,000				$ 6,000,000	$ 2,000,000
Royalty Revenue Percentage							7.00%
Supply Margin Percentage							31.00%
Per Unit (in Euro per share)							€ 0.050
Collaborative Arrangements Costs To Be Reimbursed								1,000,000
Collaborative Agreement Reimbursed Costs Percentage								50.00%
Research and Development Expense		10,531,000	5,533,000	6,104,000				1,000,000	2,900,000
Collaborative Agreement Contributions Received (in Euro)		€ 1,260,000	€ 320,000	€ 1,140,000